                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6441
                                  ---------------------------------------------

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  JUNE 30, 2004
                         -------------------------------------------------------

[front cover]

JUNE 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

International Bond Fund

[american century logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INTERNATIONAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century International Bond fund for the six months ended June 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
December 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

International Bond - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              6.93%    7.19%      6.59%      6.78%      1/7/92
--------------------------------------------------------------------------------
FUND BENCHMARK              7.90%    8.30%      7.50%      7.17%(1)     --
--------------------------------------------------------------------------------
J.P. MORGAN GLOBAL TRADED
GOVERNMENT BOND INDEX       5.36%    6.93%      6.74%      6.69%(1)     --
--------------------------------------------------------------------------------
Advisor Class               6.70%    6.93%        --       4.46%     10/27/98
--------------------------------------------------------------------------------

(1) Since 12/31/91, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

International Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended June 30
---------------------------------------------------------------------------------------
              1995   1996   1997   1998   1999    2000    2001    2002    2003   2004
---------------------------------------------------------------------------------------
Investor
Class        18.63%  4.78%  0.37%  4.40%  2.76%  -2.64%  -6.23%  18.64%  22.17%  6.93%
---------------------------------------------------------------------------------------
Fund
Benchmark    20.63%  5.71%  0.24%  4.68%  3.42%  -1.18%  -5.97%  19.78%  24.06%  7.90%
---------------------------------------------------------------------------------------
J.P. Morgan
Global
Traded
Government
Bond Index   17.46%  2.05%  4.48%  5.87%  3.63%   2.70%  -2.55%  13.73%  16.57%  5.36%
---------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

International Bond - Portfolio Commentary

BY JULIAN LE BERON, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

International Bond returned -1.50%* for the first six months of 2004, performing in line with the -1.52% return of the fund benchmark. (See page 2 for further details.) Of course it's worth remembering that International Bond's returns are reduced by fees, while the returns of the fund benchmark are not.

The first half of 2004 provided a challenging environment for dollar-converted international bond returns, thanks in part to generally upbeat economic activity and the depreciation of many foreign currencies versus the U.S. dollar. In local-currency terms, government-issued international bonds generally produced modest gains; however, once dollar-converted, those returns generally translated into losses.

THE EURO ZONE

Global economies remained robust in spite of higher commodity prices, terrorism-related concerns, and unsettled times in the Middle East. In the
12-nation euro zone, the economic recovery continued, with growth (as measured by gross domestic product) expanding by a seasonally adjusted 0.6% during the first quarter of 2004.

Although that backdrop drove up near-term inflationary pressures, the longer-term outlook remained in line with the European Central Bank's (ECB's)
intents and purposes. As a result, the ECB kept its short-term interest rate benchmark at 2.00%, expecting that historically low interest rates would continue to prop up the region's economy.

OTHER EUROPEAN COUNTRIES AND JAPAN

Other countries in Europe also prospered. In the United Kingdom, economic activity increased at a seasonally adjusted 0.7% during the first quarter of
2004 amid strong domestic demand and investment combined with accelerating exports and manufacturing activity. Sweden's economy grew by 0.6% over the same period, fueled in part by its solid recent-year productivity increases.

Favorable consumer spending and an inventory build up boosted Japan's economy:
for the first quarter of 2004, activity grew at a seasonally adjusted 1.4%. In spite of that robust growth, Japan's heavy dependence on imported oil meant that rising prices for the commodity began to spark concerns for the times ahead, as did the possibility of curtailed demand for the country's products from China.

BOND AND CURRENCY RETURNS

Government-issued international bonds generally turned in modest performances in local-currency terms. For example, benchmark bond indexes from Germany and Spain
(both of which are members of the euro zone)

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   6.9 yrs               7.2 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.6 yrs               5.1 yrs
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                      (continued)

------

International Bond - Portfolio Commentary

returned approximately 2.0%, which was slightly better than the roughly 1.9%
return for the benchmark bond index for France (also a member of the euro zone).
By comparison, Japan's benchmark bond index returned approximately -1.0%, while indexes for the U.K. and Sweden returned approximately 0.7% and 2.7%, respectively.

Once converted into U.S. dollars, however, government-issued international bond returns generally translated into losses. A surge in U.S. job growth fueled expectations for the Federal Reserve to raise short-term interest rates, driving up dollar demand in the process. Although the U.K.'s pound finished more than one percentage point higher versus the dollar, currencies for the euro zone,
Japan, and Sweden finished with losses of as much as 4.5%.

PORTFOLIO STRATEGIES

On the portfolio front, we underweighted Japanese government bonds compared with the fund benchmark, which helped to drive up short-term cash holdings (see the accompanying table). We very modestly reduced the portfolio's Japanese government bond holdings further still in June, when yields rose in response to strong economic data.

We think that the near-term outlook for the U.K.'s economy remains favorable. As a result, we maintained an underweight in the country's government bonds compared with the fund benchmark while overweighting such securities from the euro zone. That having been said, the portfolio's percentage of bonds from the euro zone dropped to an underweight in June because of some tactical sales. But we plan to bring bond holdings for that region back up to an overweight in the near future.

We used the forward currency market to adjust International Bond's foreign-exchange positions, which we consider separately from the portfolio's bond allocations. As the euro appreciated in late 2003, we began to underweight the euro relative to the fund benchmark. However, we recently moved to an approximately in-line euro position because of our near-term expectations regarding the currency's prospects.

Lastly, we maintained an overweight in high-credit-quality non-government bonds relative to the fund benchmark.

BOND HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Germany*                                    22.3%                 29.9%
--------------------------------------------------------------------------------
United States
(including temporary
cash investments)                           18.0%                  5.4%
--------------------------------------------------------------------------------
France*
(including temporary
cash investments)                           13.8%                 16.7%
--------------------------------------------------------------------------------
Multi-National                               6.5%                  6.2%
--------------------------------------------------------------------------------
Japan                                        4.7%                  8.8%
--------------------------------------------------------------------------------
Belgium*                                     4.7%                  4.6%
--------------------------------------------------------------------------------
Austria*                                     4.5%                  4.7%
--------------------------------------------------------------------------------
Netherlands*                                 4.4%                  4.7%
--------------------------------------------------------------------------------
Spain*                                       4.4%                  4.6%
--------------------------------------------------------------------------------
United Kingdom                               4.3%                  3.4%
--------------------------------------------------------------------------------
Denmark                                      3.5%                  2.2%
--------------------------------------------------------------------------------
Italy*                                       3.0%                  3.1%
--------------------------------------------------------------------------------
Sweden                                       2.7%                  3.7%
--------------------------------------------------------------------------------
Canada                                       2.0%                  0.7%
--------------------------------------------------------------------------------
Australia                                    1.2%                  1.3%
--------------------------------------------------------------------------------

* These are euro zone member countries.

------

International Bond - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

GOVERNMENT BONDS -- 56.8%

AUSTRALIA -- 1.2%
--------------------------------------------------------------------------------
AUD         10,100,000    Australia Commonwealth,
                          7.50%, 9/15/09                           $  7,571,303
--------------------------------------------------------------------------------

AUSTRIA -- 4.5%
--------------------------------------------------------------------------------
EURO        15,150,000    Republic of Austria,
                          3.90%, 10/20/05                            18,757,019
--------------------------------------------------------------------------------
EURO         6,400,000    Republic of Austria,
                          6.25%, 7/15/27                              9,240,241
--------------------------------------------------------------------------------
                                                                     27,997,260
--------------------------------------------------------------------------------

BELGIUM -- 4.7%
--------------------------------------------------------------------------------
EURO        16,620,000    Kingdom of Belgium,
                          3.75%, 3/28/09                             20,355,423
--------------------------------------------------------------------------------
EURO         5,710,000    Kingdom of Belgium,
                          8.00%, 3/28/15                              9,082,908
--------------------------------------------------------------------------------
                                                                     29,438,331
--------------------------------------------------------------------------------

CANADA -- 2.0%
--------------------------------------------------------------------------------
EURO         3,500,000    Government of Canada,
                          4.875%, 7/7/08                              4,487,169
--------------------------------------------------------------------------------
CAD         10,420,000    Government of Canada,
                          5.25%, 6/1/13                               8,013,918
--------------------------------------------------------------------------------
                                                                     12,501,087
--------------------------------------------------------------------------------

DENMARK -- 3.5%
--------------------------------------------------------------------------------
DKK         79,600,000    Kingdom of Denmark,
                          8.00%, 3/15/06                             14,141,789
--------------------------------------------------------------------------------
DKK         42,000,000    Kingdom of Denmark,
                          6.00%, 11/15/09                             7,565,671
--------------------------------------------------------------------------------
                                                                     21,707,460
--------------------------------------------------------------------------------

FRANCE -- 10.2%
--------------------------------------------------------------------------------
EURO         2,450,000    Government of France,
                          5.50%, 10/25/10                             3,245,613
--------------------------------------------------------------------------------
EURO         3,590,000    Government of France,
                          5.00%, 10/25/11                             4,616,248
--------------------------------------------------------------------------------
EURO         8,520,000    Government of France,
                          4.00%, 4/25/14                             10,094,434
--------------------------------------------------------------------------------
EURO        10,000,000    Government of France,
                          5.50%, 4/25/29                             13,138,571
--------------------------------------------------------------------------------
EURO        23,520,000    Government of France,
                          5.75%, 10/25/32                            32,101,304
--------------------------------------------------------------------------------
                                                                     63,196,170
--------------------------------------------------------------------------------

GERMANY -- 7.2%
--------------------------------------------------------------------------------
EURO        14,000,000    German Federal Republic,
                          5.00%, 2/17/06                             17,657,467
--------------------------------------------------------------------------------
EURO         3,030,000    German Federal Republic,
                          4.125%, 7/4/08                              3,778,721
--------------------------------------------------------------------------------
EURO         3,172,373    German Federal Republic,
                          4.50%, 1/4/13                               3,944,135
--------------------------------------------------------------------------------
EURO         5,900,000    German Federal Republic,
                          6.25%, 1/4/24                               8,492,282
--------------------------------------------------------------------------------
EURO         8,340,000    German Federal Republic,
                          5.625%, 1/4/28                             11,154,014
--------------------------------------------------------------------------------
                                                                     45,026,619
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

ITALY -- 3.0%
--------------------------------------------------------------------------------
EURO        11,940,000    Republic of Italy,
                          7.25%, 11/1/26                           $ 19,020,227
--------------------------------------------------------------------------------

JAPAN -- 4.7%
--------------------------------------------------------------------------------
JPY      3,263,600,000    Government of Japan,
                          0.30%, 6/20/08                             29,505,849
--------------------------------------------------------------------------------

NETHERLANDS -- 4.4%
--------------------------------------------------------------------------------
EURO         6,850,000    Kingdom of Netherlands,
                          4.00%, 7/15/05                              8,468,465
--------------------------------------------------------------------------------
EURO         5,250,000    Kingdom of Netherlands,
                          5.25%, 7/15/08                              6,823,559
--------------------------------------------------------------------------------
EURO         9,670,000    Kingdom of Netherlands,
                          5.00%, 7/15/11                             12,458,806
--------------------------------------------------------------------------------
                                                                     27,750,830
--------------------------------------------------------------------------------

SPAIN -- 4.4%
--------------------------------------------------------------------------------
EURO        10,372,007    Government of Spain,
                          7.35%, 3/31/07                             14,017,510
--------------------------------------------------------------------------------
EURO        10,640,000    Government of Spain,
                          5.00%, 7/30/12                             13,656,318
--------------------------------------------------------------------------------
                                                                     27,673,828
--------------------------------------------------------------------------------

SWEDEN -- 2.7%
--------------------------------------------------------------------------------
SEK         34,400,000    Kingdom of Sweden,
                          3.50%, 4/20/06                              4,607,028
--------------------------------------------------------------------------------
SEK         84,700,000    Kingdom of Sweden,
                          6.50%, 5/5/08                              12,304,411
--------------------------------------------------------------------------------
                                                                     16,911,439
--------------------------------------------------------------------------------

UNITED KINGDOM -- 4.3%
--------------------------------------------------------------------------------
GBP          1,760,000    U.K. Treasury Stock,
                          6.75%, 11/26/04                             3,223,720
--------------------------------------------------------------------------------
GBP          7,990,000    U.K. Treasury Stock,
                          7.50%, 12/7/06                             15,337,524
--------------------------------------------------------------------------------
GBP          3,750,000    U.K. Treasury Stock,
                          5.00%, 9/7/14                               6,690,231
--------------------------------------------------------------------------------
GBP          1,100,000    U.K. Treasury Stock,
                          4.25%, 6/7/32                               1,827,469
--------------------------------------------------------------------------------
                                                                     27,078,944
--------------------------------------------------------------------------------

TOTAL GOVERNMENT BONDS
(Cost $330,538,688)                                                 355,379,347
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 25.2%

FRANCE -- 3.6%
--------------------------------------------------------------------------------
EURO        17,000,000    Caisse D'Amortissement
                          de la Dette Sociale,
                          6.25%, 10/25/07                          $ 22,576,986
--------------------------------------------------------------------------------

GERMANY -- 15.1%
--------------------------------------------------------------------------------
EURO        14,200,000    DEPFA Deutsche
                          Pfandbriefbank AG,
                          5.50%, 2/12/08                             18,500,217
--------------------------------------------------------------------------------
EURO        23,050,000    Eurohypo AG,
                          5.25%, 9/21/07                             29,713,661
--------------------------------------------------------------------------------
EURO        25,200,000    Kreditanstalt fuer
                          Wiederaufbau,
                          5.25%, 1/4/10                              32,926,575
--------------------------------------------------------------------------------
EURO        10,500,000    Landwirtschaftliche
                          Rentenbank,
                          4.125%, 1/24/05                            12,902,607
--------------------------------------------------------------------------------
                                                                     94,043,060
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 6.5%
--------------------------------------------------------------------------------
GBP          3,550,000    European Investment Bank,
                          5.50%, 12/7/09                              6,479,648
--------------------------------------------------------------------------------
EURO        11,700,000    European Investment Bank,
                          5.625%, 10/15/10                           15,570,313
--------------------------------------------------------------------------------
GBP          4,920,000    European Investment Bank,
                          6.25%, 4/15/14                              9,480,017
--------------------------------------------------------------------------------
GBP          3,430,000    International Bank
                          for Reconstruction
                          & Development
                          (the World Bank),
                          6.125%, 12/7/09                             6,417,150
--------------------------------------------------------------------------------
GBP          1,600,000    International Finance Corp.,
                          5.375%, 12/7/28                             2,986,749
--------------------------------------------------------------------------------
                                                                     40,933,877
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $144,616,146)                                                 157,553,923
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 18.0%

UNITED STATES -- 18.0%
--------------------------------------------------------------------------------
USD        112,900,000    FHLB Discount Notes,
                          1.25%, 7/1/04(1)
(Cost $112,900,000)                                                $112,900,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $588,054,834)                                                $625,833,270
================================================================================

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                                  Unrealized
     Contracts to Sell        Settlement Date       Value         Gain/(Loss)
--------------------------------------------------------------------------------
     8,101,100 AUD for USD        7/27/04        $ 5,613,428      $     4,524
--------------------------------------------------------------------------------
     6,245,675 CAD for USD        7/27/04          4,656,460          (92,624)
--------------------------------------------------------------------------------
     2,666,596 CAD for USD        7/27/04          1,988,079          (38,079)
--------------------------------------------------------------------------------
       791,646 CAD for USD        7/27/04            590,212          (11,212)
--------------------------------------------------------------------------------
   109,063,020 DKK for USD        7/27/04         17,863,328         (356,944)
--------------------------------------------------------------------------------
       785,000 EURO for USD       7/27/04            955,684            2,540
--------------------------------------------------------------------------------
     1,875,000 EURO for USD       7/27/04          2,282,686          (31,075)
--------------------------------------------------------------------------------
     7,842,046 EURO for USD       7/27/04          9,547,160         (422,190)
--------------------------------------------------------------------------------
     3,140,000 EURO for USD       7/27/04          3,822,737          (66,607)
--------------------------------------------------------------------------------
       800,000 GBP for USD        7/27/04          1,446,897          (37,505)
--------------------------------------------------------------------------------
     8,467,124 SEK for USD        7/27/04          1,124,406          (14,406)
--------------------------------------------------------------------------------
    45,833,897 SEK for USD        7/27/04          6,086,587          (73,573)
--------------------------------------------------------------------------------
                                                 $55,977,664      $(1,137,151)
                                             ===================================
(Value on Settlement Date $54,840,513)

                                                                   Unrealized
      Contracts to Buy        Settlement Date       Value          Gain/(Loss)
--------------------------------------------------------------------------------
    15,296,068 CAD for USD        7/27/04       $ 11,403,978       $   64,990
--------------------------------------------------------------------------------
    18,463,459 EURO for USD       7/27/04         22,478,010           81,394
--------------------------------------------------------------------------------
     2,265,000 EURO for USD       7/27/04          2,757,484           (9,825)
--------------------------------------------------------------------------------
     4,205,000 EURO for USD       7/27/04          5,119,303           24,123
--------------------------------------------------------------------------------
    16,532,150 EURO for USD       7/27/04         20,126,773           (9,869)
--------------------------------------------------------------------------------
     8,248,873 EURO for USD       7/27/04         10,042,444           66,702
--------------------------------------------------------------------------------
     1,950,000 EURO for USD       7/27/04          2,373,993           (2,931)
--------------------------------------------------------------------------------
     4,220,000 EURO for USD       7/27/04          5,137,564          (56,074)
--------------------------------------------------------------------------------
     1,140,000 GBP for USD        7/27/04          2,061,829          (24,178)
--------------------------------------------------------------------------------
     2,777,946 GBP for USD        7/27/04          5,024,253           96,462
--------------------------------------------------------------------------------
   152,388,600 JPY for USD        7/27/04          1,395,137           (4,863)
--------------------------------------------------------------------------------
   193,328,365 JPY for USD        7/27/04          1,769,946           39,946
--------------------------------------------------------------------------------
   175,240,560 JPY for USD        7/27/04          1,604,350          (14,650)
--------------------------------------------------------------------------------
   748,874,203 JPY for USD        7/27/04          6,856,041          (20,591)
--------------------------------------------------------------------------------
   172,415,880 JPY for USD        7/27/04          1,578,490           18,490
--------------------------------------------------------------------------------
   313,334,760 JPY for USD        7/27/04          2,868,620           27,620
--------------------------------------------------------------------------------
   193,540,650 JPY for USD        7/27/04          1,771,890            1,890
--------------------------------------------------------------------------------
 5,631,360,772 JPY for USD        7/27/04         51,555,840        1,304,957
--------------------------------------------------------------------------------
                                                $155,925,945       $1,583,593
                                             ===================================
(Value on Settlement Date $154,342,352)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

AUD = Australian Dollar

CAD = Canadian Dollar

DKK = Danish Krone

FHLB = Federal Home Loan Bank

GBP = British Pound

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $588,054,834)            $625,833,270
----------------------------------------------------------------
Cash                                                                    81,383
----------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           1,733,638
----------------------------------------------------------------
Receivable for capital shares sold                                   1,200,869
----------------------------------------------------------------
Interest receivable                                                 12,049,478
--------------------------------------------------------------------------------
                                                                   640,898,638
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Foreign currency disbursements in excess,
at value (cost of $431)                                                    432
----------------------------------------------------------------
Payable for forward foreign currency exchange contracts              1,287,196
----------------------------------------------------------------
Payable for capital shares redeemed                                  1,332,654
----------------------------------------------------------------
Accrued management fees                                                426,511
----------------------------------------------------------------
Distribution fees payable                                                6,502
----------------------------------------------------------------
Service fees payable                                                     6,502
--------------------------------------------------------------------------------
                                                                     3,059,797
--------------------------------------------------------------------------------

NET ASSETS                                                        $637,838,841
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid-in                                                   $581,444,045
----------------------------------------------------------------
Undistributed net investment income                                  8,584,453
----------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                    9,584,918
----------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                               38,225,425
--------------------------------------------------------------------------------
                                                                  $637,838,841
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                        $606,032,132
----------------------------------------------------------------
Shares outstanding                                                  45,195,394
----------------------------------------------------------------
Net asset value per share                                               $13.41
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $31,806,709
----------------------------------------------------------------
Shares outstanding                                                   2,377,471
----------------------------------------------------------------
Net asset value per share                                               $13.38
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Interest (net of foreign taxes withheld $27,856)                  $ 11,520,988
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------
Management fees                                                      2,735,623
----------------------------------------------------------------
Distribution fees -- Advisor Class                                      35,084
----------------------------------------------------------------
Service fees -- Advisor Class                                           35,084
----------------------------------------------------------------
Trustees' fees and expenses                                             35,145
----------------------------------------------------------------
Other expenses                                                           4,430
--------------------------------------------------------------------------------
                                                                     2,845,366
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                8,675,622
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
----------------------------------------------------------------
Investment transactions                                                119,515
----------------------------------------------------------------
Foreign currency transactions                                        9,850,857
--------------------------------------------------------------------------------
                                                                     9,970,372
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
----------------------------------------------------------------
Investments                                                         (1,453,336)
----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies        (30,439,130)
--------------------------------------------------------------------------------
                                                                   (31,892,466)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   (21,922,094)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(13,246,472)
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2004             2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $  8,675,622     $ 14,059,244
-----------------------------------------------
Net realized gain                                   9,970,372       28,587,322
-----------------------------------------------
Change in net unrealized appreciation             (31,892,466)      44,366,484
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (13,246,472)      87,013,050
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Investor Class                                   (1,466,706)     (13,511,035)
-----------------------------------------------
  Advisor Class                                       (51,355)        (422,220)
-----------------------------------------------
From net realized gains:
-----------------------------------------------
  Investor Class                                     (350,639)     (27,492,399)
-----------------------------------------------
  Advisor Class                                       (14,759)        (870,833)
--------------------------------------------------------------------------------
Decrease in net assets from distributions          (1,883,459)     (42,296,487)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                     9,174,477      280,394,380
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              (5,955,454)     325,110,943

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               643,794,295      318,683,352
--------------------------------------------------------------------------------
End of period                                    $637,838,841     $643,794,295
================================================================================

Undistributed net investment income                $8,584,453       $1,426,892
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, nondollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM), determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine fair value as determined in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is

                                                                    (continued)

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

equal to or greater than amounts owed to the fund under each repurchase agreement.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are expected to be declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.4925% to 0.6100% and the rates for the Complex Fee (Investor Class) range from
0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range. For the six months ended June 30, 2004, the effective annual management fee was 0.83% and 0.58% for the Investor and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Trustees. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $297,097,850 and $343,196,785, respectively.

4. CAPITAL SHARE TRANSACTIONS

The trust has an unlimited number of shares authorized. Transactions in shares of the fund were as follows:

                                                    SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
---------------------------------------------
Sold                                              20,865,522     $ 285,844,401
---------------------------------------------
Issued in reinvestment of distributions              108,205         1,477,847
---------------------------------------------
Redeemed                                         (21,412,602)     (289,451,006)
--------------------------------------------------------------------------------
Net decrease                                        (438,875)    $  (2,128,758)
================================================================================
YEAR ENDED DECEMBER 31, 2003
---------------------------------------------
Sold                                              58,294,262     $ 763,965,167
---------------------------------------------
Issued in reinvestment of distributions            2,529,876        34,452,587
---------------------------------------------
Redeemed                                         (41,073,613)     (535,200,227)
--------------------------------------------------------------------------------
Net increase                                      19,750,525     $ 263,217,527
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
---------------------------------------------
Sold                                               1,064,891       $14,500,497
---------------------------------------------
Issued in reinvestment of distributions                4,233            57,732
---------------------------------------------
Redeemed                                            (243,322)       (3,254,994)
--------------------------------------------------------------------------------
Net increase                                         825,802       $11,303,235
================================================================================
YEAR ENDED DECEMBER 31, 2003
---------------------------------------------
Sold                                               1,505,909       $19,998,856
---------------------------------------------
Issued in reinvestment of distributions               93,733         1,278,566
---------------------------------------------
Redeemed                                            (310,436)       (4,100,569)
--------------------------------------------------------------------------------
Net increase                                       1,289,206       $17,176,853
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

                                                                    (continued)

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $589,120,560
================================================================================
Gross tax appreciation of investments                            $38,544,906
----------------------------------------------------------
Gross tax depreciation of investments                             (1,832,196)
--------------------------------------------------------------------------------
Net tax appreciation of investments                              $36,712,710
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                         INVESTOR CLASS
--------------------------------------------------------------------------------
                    2004(1)      2003     2002     2001      2000      1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period           $13.64      $12.19   $10.08   $10.25    $10.55    $12.44
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------
  Net Investment
  Income(2)           0.18        0.37     0.36     0.39      0.38      0.36
-----------------
  Net Realized
  and Unrealized
  Gain (Loss)        (0.37)       2.03     2.01    (0.56)    (0.51)    (1.62)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations         (0.19)       2.40     2.37    (0.17)    (0.13)    (1.26)
--------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment
  Income             (0.03)      (0.31)   (0.26)     --      (0.11)    (0.43)
-----------------
  From Net
  Realized Gains     (0.01)      (0.64)     --       --      (0.06)    (0.20)
--------------------------------------------------------------------------------
  Total
  Distributions      (0.04)      (0.95)   (0.26)     --      (0.17)    (0.63)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period       $13.41      $13.64   $12.19   $10.08    $10.25    $10.55
================================================================================
  TOTAL RETURN(3)    (1.50)%     19.91%   23.53%   (1.66)%   (1.20)%  (10.36)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets          0.84%(4)     0.84%     0.85%     0.86%     0.87%     0.85%
-----------------
Ratio of Net
Investment
Income
to Average
Net Assets          2.60%(4)     2.80%     3.28%     3.87%     3.85%     3.27%
-----------------
Portfolio
Turnover Rate            49%      112%      137%      147%      221%      239%
-----------------
Net Assets,
End of Period
(in thousands)      $606,032  $622,657  $315,491  $115,172  $111,320  $112,968
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                          ADVISOR CLASS
--------------------------------------------------------------------------------
                    2004(1)     2003      2002     2001      2000      1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period           $13.62     $12.16    $10.03   $10.23    $10.52    $12.44
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------
  Net Investment
  Income(2)           0.14       0.29      0.33     0.36      0.35      0.45
-----------------
  Net Realized
  and Unrealized
  Gain (Loss)        (0.35)      2.08      2.00    (0.56)    (0.50)    (1.74)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations         (0.21)      2.37      2.33    (0.20)    (0.15)    (1.29)
--------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment
  Income             (0.02)     (0.27)    (0.20)    --       (0.08)    (0.43)
-----------------
  From Net
  Realized Gains     (0.01)     (0.64)      --      --       (0.06)    (0.20)
--------------------------------------------------------------------------------
  Total
  Distributions      (0.03)     (0.91)    (0.20)    --       (0.14)    (0.63)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period       $13.38     $13.62    $12.16   $10.03    $10.23    $10.52
================================================================================
  TOTAL
  RETURN(3)          (1.55)%    19.60%    23.24%   (1.96)%   (1.35)%  (10.61)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets          1.09%(4)     1.09%     1.10%     1.11%     1.12%     1.10%
-----------------
Ratio of Net
Investment
Income
to Average
Net Assets          2.35%(4)     2.55%     3.03%     3.62%     3.60%     3.02%
-----------------
Portfolio
Turnover Rate            49%      112%      137%      147%      221%      239%
-----------------
Net Assets,
End of Period
(in thousands)       $31,807   $21,137    $3,192    $1,983      $918      $727
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia.

Since January 1998, the FUND BENCHMARK has been the JPM GTGBI with the U.S.
excluded and Japan is weighted at 15%.

Prior to January 1998, the FUND BENCHMARK was the J.P. Morgan ECU-Weighted
European Index.

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0408                             American Century Investment Services, Inc.
SH-SAN-38981N                    (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century International Bond Funds

By:    /s/ William M. Lyons
       --------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  August 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  August 30, 2004

By:    /s/ Maryanne L. Roepke
       --------------------------------------------------
       Name:    Maryanne L. Roepke
       Title:   Sr. Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:  August 30, 2004